UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one.):		[  ] is a restatement.

						[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		S & T Bancorp, Inc.
Address:	800 Philadelphia Street
		Indiana, PA  15701

13F File Number:  28-0000719220

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	James G. Barone
Title:	Secretary/Treasurer
Phone:	724-465-1417

Signature, Place, and Date of Signing:

	James G. Barone	Indiana, PA	February 9, 2000

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT.

[X]	13F NOTICE

[ ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name

	28-0001010911		S & T Bank
	28-0001089221		S & T Investment Company